UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02633

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2013

Item 1.  Report to Stockholders.

[Calvert First Government Money Market Fund Semi-Annual Report to Shareholders]

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Dear Shareholder:

More than 35 years ago, Calvert’s founders launched the First Variable Rate Fund for Government Income. It was not only Calvert’s first mutual fund, but also the first variable-rate, government money market fund in the United States. The Fund used an innovative mix of securities to provide shareholders with attractive yields and a strong measure of safety.

Given that legacy, the decision to recommend a merger of Calvert Tax-Free Reserves Money Market Portfolio, Calvert First Government Money Market Fund, and two other money-market funds into Calvert Ultra-Short Income Fund was not an easy one. Our investment team had many discussions before making the proposal to your fund’s board of directors. But we can’t escape the fact that the money-market fund environment today is dramatically different now.

Changed Environment for Money Market Funds

Back in June 1976, when we launched our first money market fund, the effective federal funds rate was 5.48%. In June 2013, it was just 0.09%. And it hasn’t been above 1% since September 2008.1 For almost five years, the Federal Reserve’s near-zero interest rate policy has barely kept money market fund returns in positive territory. It’s unclear how long the Federal Reserve will continue this policy of very low short-term rates.

Furthermore, new regulations could soon be changing the very nature of money market funds. The Securities and Exchange Commission (SEC) is evaluating rules that would limit the amount an investor can redeem during times of “financial market stress” and require money market funds to trade at a fluctuat-ing net asset value (NAV), as stock and bond mutual funds do. Both would undermine the very reasons many investors choose money market funds—a reliably stable (though not guaranteed) NAV with fast and certain access to their money when they need it.

The Proposed Merger

By this time, you should have received a letter and proxy statement providing the details of the proposed merger. As a shareholder, your voice is important to us, and a meeting to vote on the proposal will occur on September 20, 2013, in Bethesda, Maryland. If you have already voted your proxy ballot, thank you. If not, please take a moment now to vote at https://www.proxy-direct.com/ cal-24814 or call 1-800-337-3503. Your vote now will help save the Fund the expense of additional proxy solicitation (if needed) to obtain a quorum.

We’ve proposed merging each of Calvert’s money market funds, including First Government Money Market Fund, into Calvert Ultra-Short Income Fund

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because its investment strategy and risk profile is most similar to a money market fund. It is important to note, however, that Calvert Ultra-Short Income fund is not a money market fund and involves some additional risk. The most important difference is that Calvert Ultra-Short Income Fund has a floating NAV, so the value of your investment will fluctuate.

Although very short-term fixed-income securities do come with additional risk compared with cash investments, they have the potential to earn higher returns and should make your money work harder in a low-yield environment. Historically, Calvert Ultra-Short Income Fund has delivered higher returns and lower risk relative to comparable funds and currently has a five-star overall Morning-star rating.2

We recommend consulting your financial advisor if you have any questions about the suitability of Calvert Ultra-Short Income Fund in your overall portfolio. If you have any questions about the merger itself, we welcome your calls at 800.368.2745.

If the mergers are approved by shareholders, this will be your last shareholder report for the Fund. We thank you for entrusting your moneymarket assets to Calvert and we look forward to the opportunity to serve you as a shareholder in other Calvert funds.

Barbara J. Krumsiek
President and CEO
Calvert Investments, Inc.
July 2013

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1. The federal funds rate is the rate that banks charge each other to borrow money overnight. See http://research.stlouisfed.org/fred2/data/FEDFUNDS.txt for historical federal funds rate data.

2. Calvert Ultra-Short Income Fund is rated 5-stars overall by Morningstar among 88 funds in the Morningstar Ultra-Short Bond category for the Fund’s Class A Shares (Load Waived) for the period ended June 30, 2013, based on risk-adjusted returns.

Past performance is no guarantee of future results. Source: Morningstar, Inc. 2013. For each fund with at least a three-year history, Morningstar calculates proprietary ratings using a risk-adjusted formula that measures the amount of variation in a fund’s monthly performance, giving more emphasis to downward variations and rewarding consistent performance. Ratings reflect sales load/charge and redemption fee except where noted and are subject to change each month. The top 10% of the funds in a category receive five stars; the next 22.5% four stars; the next 35% three stars; the next 22.5% two stars; and the last 10% one star. A high rating does not necessarily mean a fund had a positive return for the period. The Overall Morningstar Rating is derived from a weighted average of a fund’s three-, five-, and 10-year (if applicable) ratings. The Fund (Class A Load Waived) received four and five stars among 88 and 81 funds, respectively, for the three-and five-year periods in the Morningstar Ultrashort Bond category for the period ended June 30, 2013. Morningstar rating is for Class A Shares (Load-Waived) only; other classes may have different performance characteristics and ratings.

Unlike a money market fund, Calvert Ultra-Short Income Fund is a bond mutual fund whose NAV fluctuates. An investor could lose money on an investment in the Fund or the Fund could underperform because of the following risks: the market prices of bonds held by the Fund may fall; individual investments of the Fund may not perform as expected; and/or the Fund’s portfolio management practices may not achieve the desired result. Bond funds are subject to interest rate risk and credit risk. When interest rates rise, the value of fixed-income securities will generally fall. In addition, the credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amount of the Fund’s monthly distributions to shareholders is expected to vary. Generally when market interest rates fall, the amount of the distributions will decrease. Investments in high-yield, high risk bonds can involve a substantial risk of loss. An active trading style can result in higher turnover (exceeding 100%), may translate to higher transaction costs, may increase your tax liability, and may affect Fund performance. The Fund is non-diversified and may be more volatile than a diversified fund.

In connection with the proposed reorganizations, The Calvert Fund has filed with the Securities and Exchange Commission (“SEC”), and has furnished to the shareholders of Calvert First Government Money Market Fund (“Merging Portfolio”), a prospectus/

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proxy statement and other relevant documents. This shareholder letter does not constitute a solicitation of any vote or approval. Shareholders of each Merging Portfolio are urged to read the prospectus/proxy statement and any other documents filed or to be filed with the SEC in connection with the proposed reorganizations, or incorporated by reference in the prospectus/proxy statement, because they contain important information about the proposed reorganizations.

Investors may obtain a free copy of documents filed with the SEC at the SEC’s website at http://www.sec.gov. In addition, investors may obtain a free copy of the SEC filings made by The Calvert Fund and each registered investment company of which a Merging Portfolio is a series (each, a “Merging RIC”) by directing a request to: Calvert Investments, Inc., Attention: Client Services, 4550 Montgomery Avenue, Suite 1125N, Bethesda, Maryland 20814; (800) 368-2745. With respect to each Reorganization, The Calvert Fund, each Merging RIC and their trustees and officers may be deemed to be “participants” in the solicitation of proxies from shareholders of the applicable Merging Portfolio in favor of that Reorganization. Information regarding the persons who may, under the rules of the SEC, be considered participants in the solicitation of the shareholders of each Merging Portfolio is set forth in the Statement of Additional Information dated January 31, 2013 or April 30, 2013, as applicable, of each Merging Portfolio, and in the Statement of Additional Information of Calvert Ultra-Short Income Fund dated January 31, 2013. These documents have been filed with the SEC and are available at www.calvert. com.

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MARKET REVIEW

The actions of global governments and central banks have driven global financial and commodity market returns and created peaks and valleys in volatility over the past five years, and that was no different over the six-month reporting period ended June 30, 2013. For the first four months of 2013, a combination of monetary and fiscal policy decisions and political events helped pushed bond yields lower. The primary influences on yields were a drag on economic growth from U.S. government spending cuts, political turmoil in Italy, a banking collapse in Cyprus, and the announcement by the Bank of Japan about more extreme monetary policy easing. The yield on the 10-year Treasury note bottomed at 1.61% at the beginning of May.1

In the last two months of the reporting period, however, interest rates rose sharply. Key developments included an unexpected sharp rise in Japanese bond yields in April as that market struggled to adjust to the new monetary policy. That rise pushed yields higher on government bonds worldwide, including U.S. Treasuries. In addition, there were positive upward revisions to U.S. payroll data released on May 2, comments by Federal Reserve (Fed) Chairman Bernanke in May and June that the Fed was prepared to taper its quantitative easing (QE) purchases, and a severe crunch in China’s bank funding market in June. By the end of June, the yield on the 10-year Treasury note had increased by nearly one percentage point from its early May low. Investor expectations for poor returns from bonds for the second quarter of the year, and concern about a further rise in yields, led to heavy redemptions from bond-based products.

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Over the reporting period, the Fed’s near-zero interest rate policy continued to anchor money market rates near 0%. The three-month Treasury bill yield, for example, was nearly unchanged at 0.04%. Longer-maturity yields increased. Over the course of the six-month period, the 10-year Treasury yield rose 74 basis points (a basis point is 0.01 percentage points) to 2.52%.2 Benchmark index yields for investment-grade and high-yield corporate bonds increased 67 and 51 basis points, respectively. A key municipal index yield and the 30-year mortgage rate each increased over one percentage point.

The sharp rise in bond market yields was ironic given that the U.S. economy continued to sputter. We expect a sub-2% annualized rate of economic growth for the reporting period. Key consumer price inflation rates trended down, a phenomenon called disinflation. The core personal consumption expenditure (PCE) inflation rate fell 0.5 percentage points to 1% as of May, which is just half of the Fed’s 2% target. The unemployment rate declined 0.2 percentage points to 7.6% in June, remaining about two percentage points above the Fed’s desired long-run average.3

OUTLOOK

We expect policymakers to continue to periodically drive markets over the balance of 2013 and for price volatility to run at a higher overall level. First and foremost for the U.S. bond market will be any change in the expected timing and amount of tapering of the Fed’s $85 billion per month QE. We expect the tapering to commence between September and December, with a bias toward later rather than sooner. Yield levels at the end of the reporting period adequately reflected this scenario. In addition, in September the confluence of German federal elections and the potential for another U.S. debt ceiling face-off could move markets.

U.S. monetary policy should remain very accommodative, perhaps becoming somewhat less so, and the search for yield will resume. We expect money market and savings rates to remain near zero for perhaps two more years. The backup in yields that occurred in May and June, and the underperformance of corporate and municipal debt securities compared to Treasuries, created attractive buying opportunities. Our fundamental view of U.S. corporate and municipal credit remains quite positive. We remain cautious, however, about the possibility of another leg up in yields and plan to maintain conservative bond fund durations4 relative to the benchmarks.

July 2013

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1. Intraday Treasury yield data source: stockcharts.com

2. Yield and interest rate data sources: Federal Reserve and Bank of America Merrill Lynch.

3. Data source for PCE price index and unemployment rates: Bureau of Economic Analysis and Bureau of Labor Statistics.

4. Duration measures a portfolio’s sensitivity to changes in interest rates. Generally, the longer the duration, the greater the change in value for a given change in interest rates.

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CALVERT FIRST GOVERNMENT MONEY MARKET PORTFOLIO JUNE 30, 2013
INVESTMENT PERFORMANCE
(total return at NAV*)

	6 MONTHS	12 MONTHS
	ENDED	ENDED
	6/30/13	6/30/13

Class O	0.005%	0.01%
Class B	0.005%	0.01%
Class C	0.005%	0.01%

Lipper U.S. Government
Money Market Funds
Average	.01%	.01%

AVERAGE ANNUAL TOTAL RETURNS

CLASS O
One year	0.01%
Five year	0.26%
Ten year	1.46%

CLASS B	(WITH MAX. LOAD)
One year	-4.99%
Five year	-0.09%
Ten year	0.86%

CLASS C	(WITH MAX. LOAD)
One year	-0.99%
Five year	0.11%
Ten year	0.85%

7-DAY SIMPLE/EFFECTIVE YIELD
Class O	0.01%/ 0.01%
Class B	0.01%/ 0.01%
Class C	0.01%/ 0.01%

% OF TOTAL
INVESTMENT ALLOCATION	INVESTMENTS
US Government Agencies and
Instrumentalities	7.6%
Variable Rate Demand Notes 76.8%
U.S. Treasury	15.6%
Total	100%

WEIGHTED AVERAGE MATURITY
30 DAYS ENDED
6/30/13	12/31/12
25 days	52 days

*Total return assumes reinvestment of dividends. The performance data shown represents past performance and does not guarantee future results. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. Investment return will fluctuate so that current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Visit www.calvert.com for current performance data.

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, (including sales charges on Class B and C redemptions); and (2) ongoing costs, including management fees; distribution (12b-1) fees on Class B and C shares; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Fund charges a monthly low balance account fee of $3 to those shareholders whose account balance is less than $2,000. If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges on Class B and C shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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			EXPENSES PAID
	BEGINNING	ENDING	DURING PERIOD*
	ACCOUNT VALUE	ACCOUNT VALUE	1/1/13 -
	1/1/13	6/30/13	6/30/13

Class O
Actual	$1,000.00	$1,000.05	$0.73
Hypothetical	$1,000.00	$1,024.07	$0.73
(5% return per
year before expenses)

Class B
Actual	$1,000.00	$1,000.05	$0.77
Hypothetical	$1,000.00	$1,024.02	$0.78
(5% return per
year before expenses)

Class C
Actual	$1,000.00	$1,000.05	$0.74
Hypothetical	$1,000.00	$1,024.05	$0.75
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.15%, 0.16% and 0.15% for Class O, Class B, and Class C, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2013

	PRINCIPAL
VARIABLE RATE DEMAND NOTES† - 76.1%	AMOUNT	VALUE
California Statewide Communities Development Authority
MFH Revenue, 0.08%, 10/15/34, CEI: Fannie Mae (r)	$1,700,000	$1,700,000
Chicago Illinois MFH Revenue, 0.07%, 7/1/29,
CEI: Freddie Mac (r)	555,000	555,000
Colorado HFA Revenue, Woodstream Village Project,
0.08%, 2/1/31, CEI: Fannie Mae (r)	2,015,000	2,015,000
Englewood Colorado MFH Revenue, 0.06%, 12/1/26,
CEI: Freddie Mac (r)	1,500,000	1,500,000
Kansas Development Finance Authority MFH Revenue,
0.06%, 7/1/30, CEI: Freddie Mac (r)	4,700,000	4,700,000
Louisiana Housing Corp. Revenue, 0.06%, 3/15/37,
CEI: Fannie Mae (r)	1,880,000	1,880,000
Marietta Georgia Housing Authority MFH Revenue, 0.06%,
7/1/24, CEI: Freddie Mac (r)	3,800,000	3,800,000
Maryland Community Development Administration Revenue,
0.06%, 12/1/37, CEI: Freddie Mac (r)	4,750,000	4,750,000
Mississippi Home Corp. MFH Revenue, 0.11%, 8/15/40,
CEI: Fannie Mae (r)	4,110,000	4,110,000
Montgomery County Pennsylvania Redevelopment Authority
MFH Revenue:
Forge Gate Apts. Project, 0.19%, 8/15/31,
CEI: Fannie Mae (r)	1,305,000	1,305,000
Kingswood Apts. Project, 0.17%, 8/15/31,
CEI: Fannie Mae (r)	1,490,000	1,490,000
Nevada Housing Division Revenue, 0.07%, 4/15/39,
CEI: Fannie Mae (r)	3,700,000	3,700,000
New York City Housing Development Corp. MFH Mortgage
Revenue, 0.06%, 5/15/39, CEI: Fannie Mae (r)	2,200,000	2,200,000
New York City Housing Development Corp. MFH Revenue:
0.13%, 6/15/34, CEI: Fannie Mae (r)	2,550,000	2,550,000
0.12%, 11/15/37, CEI: Fannie Mae (r)	3,680,000	3,680,000
0.06%, 11/1/38, CEI: Freddie Mac (r)	2,300,000	2,300,000
New York State HFA Revenue:
0.12%, 11/15/29, CEI: Fannie Mae (r)	2,400,000	2,400,000
0.12%, 5/15/33, CEI: Fannie Mae (r)	1,600,000	1,600,000
0.06%, 5/15/34, CEI: Fannie Mae (r)	4,500,000	4,500,000
0.06%, 5/15/36, CEI: Fannie Mae (r)	4,500,000	4,500,000
0.07%, 5/15/37, CEI: Fannie Mae (r)	3,450,000	3,450,000
0.13%, 11/15/38, CEI: Fannie Mae (r)	700,000	700,000

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	PRINCIPAL
VARIABLE RATE DEMAND NOTES† - CONT’D	AMOUNT	VALUE
Richfield Minnesota MFH Revenue, 0.07%, 3/1/34,
CEI: Freddie Mac (r)	$4,610,000	$4,610,000
San Bernardino County California MFH Revenue, 0.12%,
5/15/29, Collateral Agreement: Fannie Mae (r)	1,925,000	1,925,000
San Francisco California City & County Redevelopment
Agency Revenue, 0.06%, 6/15/34, CEI: Fannie Mae (r)	3,300,000	3,300,000

Total Variable Rate Demand Notes (Cost $69,220,000)		69,220,000

U.S. GOVERNMENT AGENICES AND INSTRUMENTALITIES - 7.5%
Federal Home Loan Bank, 0.28%, 9/5/13	2,000,000	2,000,167
Overseas Private Investment Corp. VRDN†:
0.15%, 5/15/30, GA: U.S. Government (r)	3,000,000	3,000,000
0.15%, 6/15/31, GA: U.S. Government (r)	1,846,154	1,846,154

Total U.S. Government Agencies and Instrumentalities
(Cost $6,846,321)		6,846,321

U.S. TREASURY OBLIGATIONS - 15.4%
United States Treasury Notes:
0.75%, 8/15/13	2,000,000	2,001,304
3.125%, 8/31/13	1,000,000	1,004,889
0.75%, 9/15/13	2,000,000	2,002,273
0.50%, 10/15/13	2,000,000	2,001,724
2.75%, 10/31/13	2,000,000	2,017,092
0.25%, 11/30/13	2,000,000	2,000,271
0.125%, 12/31/13	2,000,000	2,000,274
1.00%, 1/15/14	1,000,000	1,004,420

Total U.S. Treasury Obligations (Cost $14,032,247)		14,032,247

TOTAL INVESTMENTS (Cost $90,098,568) - 99.0%		90,098,568
Other assets and liabilities, net - 1.0%		940,521
NET ASSETS - 100%		$91,039,089

See notes to financial statements.

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NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class O: 88,281,875 shares outstanding	$88,292,873
Class B: 713,926 shares outstanding	714,098
Class C: 2,030,213 shares outstanding	2,030,459
Undistributed net investment income	1,570
Accumulated net realized gain (loss)	89

NET ASSETS	$91,039,089

NET ASSET VALUE PER SHARE
Class O (based on net assets of $88,294,526)	$1.00
Class B (based on net assets of $714,034)	$1.00
Class C (based on net assets of $2,030,529)	$1.00

† The date shown for securities represents the date when principal payments must be paid, taking into account any call options excercised by the issuer and any permissable maturity shortening features other than interest rate resets.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement

Abbreviations:
HFA: Housing Finance Agency/Authority
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2013

NET INVESTMENT INCOME
Investment Income:
Interest income	$75,006

Expenses:
Investment advisory fee	119,462
Transfer agency fees and expenses	73,770
Distribution Plan expenses:
Class B	3,832
Class C	10,122
Trustees’ fees and expenses	4,067
Accounting fees	7,671
Administrative fees:
Class O	115,974
Class B	958
Class C	2,531
Custodian fees	10,977
Registration fees	26,305
Reports to shareholders	12,750
Professional fees	13,169
Miscellaneous	18,500
Total expenses	420,088
Reimbursement from Advisor:
Class O	(312,375)
Class B	(12,649)
Class C	(23,287)
Fees paid indirectly	(1,766)
Net expenses	70,011

NET INVESTMENT INCOME	4,995

REALIZED GAIN (LOSS)
Net realized gain (loss)	109

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,104

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$4,995	$8,218
Net realized gain (loss)	109	(20)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,104	8,198

Distributions to shareholders from:
Net investment income:
Class O shares	(4,632)	(10,287)
Class B shares	(38)	(98)
Class C shares	(101)	(233)
Total distributions	(4,771)	(10,618)

Capital share transactions:
Shares sold:
Class O shares	24,586,397	86,382,972
Class B shares	61,914	209,367
Class C shares	260,472	1,359,545
Reinvestment of distributions:
Class O shares	4,247	9,210
Class B shares	31	80
Class C shares	85	197
Shares redeemed:
Class O shares	(30,211,477)	(102,647,245)
Class B shares	(174,695)	(564,913)
Class C shares	(436,676)	(1,849,175)
Total capital share transactions	(5,909,702)	(17,099,962)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,909,369)	(17,102,382)

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
NET ASSETS	2013	2012
Beginning of period	$96,948,458	$114,050,840
End of period (including undistributed net
investment income of $1,570 and
$1,346, respectively)	$91,039,089	$96,948,458

CAPITAL SHARE ACTIVITY
Shares sold:
Class O shares	24,586,397	86,382,973
Class B shares	61,914	209,367
Class C shares	260,472	1,359,545
Reinvestment of distributions:
Class O shares	4,247	9,210
Class B shares	31	80
Class C shares	85	197
Shares redeemed:
Class O shares	(30,211,477)	(102,647,245)
Class B shares	(174,695)	(564,913)
Class C shares	(436,676)	(1,849,175)
Total capital share activity	(5,909,702)	(17,099,961)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert First Government Money Market Fund (the “Fund”), the only series of the First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is closed to new investors effective June 5, 2013. The Fund offers three classes of shares of beneficial interest - Classes O, B, and C. Class O shares are sold to the public with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Fund. Class C shares are sold without a front-end sales charge at the time of purchase and may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Board of Trustees (the “Board”) has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

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The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period.

At June 30, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

		VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Government Obligations	—	$20,878,568	—	$20,878,568
Variable Rate Demand Notes	—	69,220,000	—	69,220,000
TOTAL	—	$90,098,568	—	$90,098,568

* For a complete listing of investments, please refer to the Statement of Net Assets.

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Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identi-fied cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangement: The Fund has an arrangement with a custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .25% on the first $500 million, .225% on the next $400 million, .20% on the next $400 million, .175% on the next $700 million, and .15% on the excess of $2 billion. Under the terms of the agreement, $9,325 was payable at period end. In addition, $19,049 was receivable at period end from the Advisor for reimbursement of operating expenses.

The Advisor has agreed to limit net annual Fund operating expenses through April 30, 2014. The contractual expense cap is 2.00% for Classes B and C. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

The Advisor further voluntarily reimbursed expenses of $312,375, $7,069, and $18,734, to maintain a positive yield during the six months ended June 30, 2013 for Classes O, B, and C shares, respectively.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .25% for Classes O, B, and C of their average daily net assets. Under the terms of the agreement, $19,049 was payable at period end.

Calvert Investment Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, Classes B and C of the Fund have adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 1.00% annually of average daily net assets of Classes B and C. Class O shares do not have Distribution Plan expenses. Under the terms of the agreement, $2,263 was payable at period end.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received a fee of $32,776 for the six months ended June 30, 2013. Under the terms of the agreement, $5,226 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

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Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Trustees’ fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

The Fund may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interport-folio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2013, such purchase and sale transactions were $20,670,000 and $13,885,000, respectively.

CAPITAL LOSS CARRYFORWARD

NO EXPIRATION DATE
Short-term	($20)

Capital losses may be utilized to offset future capital gains for an unlimited period. These losses will retain their character as either short-term or long-term capital losses.

As of June 30, 2013, the federal income tax cost of investments was $90,098,568.

NOTE D — LINE OF CREDIT

A financing agreement is in place between the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to the line of credit at June 30, 2013.

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For the six months ended June 30, 2013, borrowings by the Fund under the agreement were as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$4,849	1.41%	$292,557	May 2013

NOTE E — SUBSEQUENT EVENTS

The Board of Trustees has approved the reorganization of the Fund into Calvert Ultra-Short Income Fund, a series of The Calvert Fund, and has recommended approval of the reorganization by shareholders. A Proxy Statement was mailed to shareholders in August 2013 which contained additional information about the reorganization, as well as voting instructions. If the Fund’s shareholders approve the reorganization, the Fund will be merged into Class A shares of Calvert Ultra-Short Income Fund on or prior to December 31, 2013.

In preparing the financial statements as of June 30, 2013, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,	DECEMBER 31,
CLASS O SHARES	2013		2012	2011
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	**		**	**
Net realized and unrealized gain (loss)	—		—	—
Total from investment operations	**		**	**
Distributions from:
Net investment income	(**)		(**)	(**)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.01%		.01%	.01%
Ratios to average net assets: A
Net investment income	.01	% (a)	.01%	.01%
Total expenses	.82	% (a)	.80%	.78%
Expenses before offsets	.15	% (a)	.17%	.18%
Net expenses	.15	% (a)	.16%	.18%
Net assets, ending (in thousands)	$88,295		$93,915	$110,172

			YEARS ENDED
	DECEMBER 31,		DECEMBER 31,	DECEMBER 31,
CLASS O SHARES	2010		2009	2008
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	**		.001	.024
Net realized and unrealized gain (loss)	—		—	—
Total from investment operations	**		.001	.024
Distributions from:
Net investment income	(**)		(.001)	(.024)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.01%		.13%	2.42%
Ratios to average net assets: A
Net investment income	.01%		.13%	2.39%
Total expenses	.75%		.73%	.72%
Expenses before offsets	.32%		.61%	.72%
Net expenses	.32%		.61%	.71%
Net assets, ending (in thousands)	$124,697		$138,034	$205,970

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	JUNE 30,		DECEMBER 31,	DECEMBER 31,
CLASS B SHARES	2013		2012	2011
Net asset value, beginning	$1.00		41.00	$1.00
Income from investment operations:
Net investment income	**		**	**
Net realized and unrealized gain (loss)	—		—	—
Total from investment operations	**		**	**
Distributions from:
Net investment income	(**)		(**)	(**)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.01%		.01%	.01%
Ratios to average net assets: A
Net investment income	.01	% (a)	—	.01%
Total expenses	3.46	% (a)	3.13%	2.80%
Expenses before offsets	.16	% (a)	.17%	.18%
Net expenses	.16	% (a)	.17%	.18%
Net assets, ending (in thousands)	$714		$827	$1,182

			YEARS ENDED
	DECEMBER 31,		DECEMBER 31,	DECEMBER 31,
CLASS B SHARES	2010		2009	2008
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	**		**	.011
Net realized and unrealized gain (loss)	—		—	—
Total from investment operations	**		**	.011
Distributions from:
Net investment income	(**)		(**)	(.011)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.01%		.01%	1.13%
Ratios to average net assets: A
Net investment income	.01%		.03%	1.08%
Total expenses	2.51%		2.24%	2.25%
Expenses before offsets	.32%		.71%	2.01%
Net expenses	.32%		.71%	1.99%
Net assets, ending (in thousands)	$1,377		$2,723	$3,899

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	JUNE 30,		DECEMBER 31,	DECEMBER 31
CLASS C SHARES	2013		2012	2011
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	**		**	**
Net realized and unrealized gain (loss)	—		—	—
Total from investment operations	**		**	**
Distributions from:
Net investment income	(**)		(**)	(**)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.01%		.01%	.01%
Ratios to average net assets: A
Net investment income	.01	% (a)	.01%	.02%
Total expenses	2.45	% (a)	2.39%	2.36%
Expenses before offsets	.15	% (a)	.17%	.17%
Net expenses	.15	% (a)	.16%	.16%
Net assets, ending (in thousands)	$2,031		$2,207	$2,696

			YEARS ENDED
	DECEMBER 31,		DECEMBER 31,	DECEMBER 31,
CLASS C SHARES	2010		2009	2008
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	**		**	.011
Net realized and unrealized gain (loss)	—		—	—
Total from investment operations	**		**	.011
Distributions from:
Net investment income	(**)		(**)	(.011)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.01%		.01%	1.10%
Ratios to average net assets: A
Net investment income	.01%		.01%	1.04%
Total expenses	2.33%		2.14%	2.21%
Expenses before offsets	.32%		.74%	2.01%
Net expenses	.32%		.74%	1.99%
Net assets, ending (in thousands)	$2,611		$3,445	$5,031

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

* Total return is not annualized for periods of less than one year.

** Net investment income and distributions were less than $.001 per share.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry clas-sification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

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STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities

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held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washing-ton, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Investments, Inc.
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

Not applicable

Item 3.  Audit Committee Financial Expert.

            Not applicable

Item 4.  Principal Accountant Fees and Services.

Not applicable

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

            Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

            There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: August 30, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: August 30, 2013

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: August 30, 2013